-------------------------------------------------------------------------
                     PAINEWEBBER/
                     KIDDER, PEABODY
                     GOVERNMENT MONEY
                     FUND, INC.


         SEMI-ANNUAL REPORT
         September 30, 1995

PAINEWEBBER/KIDDER, PEABODY GOVERNMENT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets
September 30, 1995 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                          MATURITY             INTEREST
  (000)                                                             DATES               RATES            VALUE
----------                                                  ---------------------   --------------    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--91.83%
 $ 89,000    U.S. Treasury Bills.........................   11/02/95 to 03/28/96    5.170 to 5.450@%  $ 88,038,872
   30,000    U.S. Treasury Notes.........................   01/15/96 to 08/15/96    4.000 to 9.250      30,123,181
   22,000    Federal Home Loan Bank......................   10/11/95 to 10/25/95    5.580 to 5.640@     21,944,000
   47,000    Federal Home Loan Mortgage..................   10/03/95 to 10/24/95    5.550 to 5.660@     46,909,389
   30,000    Federal National Mortgage Association.......   10/10/95 to 10/12/95    5.530 to 5.660      29,951,586
    5,000    Tennessee Valley Authority..................         10/23/95              5.630            4,982,797
                                                                                                      ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (cost--$221,949,825) ..................................                                              221,949,825
                                                                                                      ------------

REPURCHASE AGREEMENTS--8.15%
    8,707    Repurchase agreement dated 9/29/95, with
               Citicorp Securities, Inc., collateralized
               by $7,860,000 U.S. Treasury Bonds, 7.500%
               due 11/15/24; proceeds: $8,711,644........         10/02/95              6.400            8,707,000
   11,000    Repurchase agreement dated 9/28/95, with
               Morgan Stanley Group, Inc., collateralized
               by $10,100,000 U.S. Treasury Bonds, 7.500%
               due 11/15/16; proceeds: $11,007,150.......         10/02/95              5.850           11,000,000
                                                                                                      ------------
TOTAL REPURCHASE AGREEMENTS (cost--$19,707,000)..........                                               19,707,000
                                                                                                      ------------
TOTAL INVESTMENTS (cost--$241,656,825, which approximates
  cost for federal income tax purposes)--99.98%..........                                              241,656,825
Other assets in excess of liabilities --0.02%............                                                   40,961
                                                                                                      ------------
NET ASSETS (applicable to 241,667,402 shares of
beneficial
  interest at $1.00 per share)--100.00%..................
                                                                                                      $241,697,786
                                                                                                      ------------
                                                                                                      ------------

------------------
@Interest rates shown represent yield to maturity for discounted securities.


                       Weighted average maturity--56 days
                 See accompanying notes to financial statements

PAINEWEBBER/KIDDER, PEABODY GOVERNMENT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended September 30, 1995 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $7,659,097
                                                              ----------
EXPENSES:
Investment advisory and administration......................     656,771
Distribution fees...........................................     157,626
Transfer agency fees........................................      56,170
Custody and accounting......................................      28,513
Federal and state registration..............................      24,957
Legal and audit.............................................      20,598
Reports and notices to shareholders.........................      12,641
Directors' fees.............................................      11,880
Other expenses..............................................       6,483
                                                              ----------
                                                                 975,639
                                                              ----------
NET INVESTMENT INCOME.......................................   6,683,458
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.............      31,336
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $6,714,794
                                                              ----------
                                                              ----------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               FOR THE
                                                              SIX MONTHS
                                                                ENDED      FOR THE
                                                              SEPTEMBER   YEAR ENDED
                                                               30, 1995   MARCH 31,
                                                              (UNAUDITED)    1995
                                                              ----------  ----------
FROM OPERATIONS:
Net investment income.......................................  $6,683,458  $12,325,212
Net realized gains (losses) from investment transactions....    31,336      (759,452)
                                                              ----------  ----------
Net increase in net assets resulting from operations........  6,714,794   11,565,760
                                                              ----------  ----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................  (6,683,458) (12,325,212)
                                                              ----------  ----------
NET DECREASE IN NET ASSETS FROM CAPITAL STOCK
  TRANSACTIONS..............................................  (20,602,549) (93,867,754)
                                                              ----------  ----------
CONTRIBUTION TO CAPITAL FROM PREDECESSOR ADVISER............     --          758,500
                                                              ----------  ----------
Net decrease in net assets..................................  (20,571,213) (93,868,706)
NET ASSETS:
Beginning of period.........................................  262,268,999 356,137,705
                                                              ----------  ----------
End of period...............................................  $241,697,786 $262,268,999
                                                              ----------  ----------
                                                              ----------  ----------

                 See accompanying notes to financial statements

PAINEWEBBER/KIDDER, PEABODY GOVERNMENT MONEY FUND, INC.

--------------------------------------------------------------------------------
Notes to Financial Statements--(unaudited)
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber/Kidder, Peabody Government Money Fund, Inc. (the 'Fund') was organized under the laws of Maryland on February 2, 1983 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Repurchase Agreement--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral an apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Tax Status--The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. At March 31, 1995, the Fund had a capital loss carryforward of $952 which will expire in the year 2003.

Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax classification. Net capital gains, if any, will be distributed at least annually, but

PAINEWEBBER/KIDDER, PEABODY GOVERNMENT MONEY FUND, INC.

--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)
--------------------------------------------------------------------------------
the Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund's investment adviser and administrator receives compensation from the Fund for its services. Fees paid by the Fund for investment advisory and administration services are accrued daily and paid monthly at the annual rate of 0.50% of the Fund's average daily net assets.

At a special meeting of shareholders that took place on April 13, 1995, shareholders approved the appointment of PaineWebber Incorporated ('PaineWebber') as investment adviser and administrator of the Fund and Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') as the Fund's sub-adviser and sub-administrator. The Fund pays the same fee for investment advisory and administration services to PaineWebber as previously paid to Kidder Peabody Asset Management, Inc. ('KPAM'), as described in the Fund's Prospectus. PaineWebber (not the Fund) pays Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Fund. PaineWebber and Mitchell Hutchins continue to manage the Fund in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus. At September 30, 1995, the Fund owed PaineWebber $102,658 in investment advisory and administration fees.

Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent, General Electric Company, and Paine Webber Group Inc. That period commenced on January 30, 1995 and ended April 13, 1995.

In compliance with applicable state securities laws, PaineWebber, the Fund's investment adviser, will reimburse the Fund, if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation is 2.5% on the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended September 30, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLAN

Effective January 30, 1995, PaineWebber serves as the exclusive distributor of the Fund's shares. For its services PaineWebber receives from the Fund a distribution fee accrued daily and paid monthly at the annual rate of 0.12% of the Fund's average daily net assets. At September 30, 1995, $24,638 was payable to PaineWebber for these services.

PAINEWEBBER/KIDDER, PEABODY GOVERNMENT MONEY FUND, INC.

--------------------------------------------------------------------------------
Notes to Financial Statements--(concluded)
--------------------------------------------------------------------------------

OTHER LIABILITIES

At September 30, 1995, the amount payable for dividends was $318,960.

CAPITAL STOCK

There are 5 billion shares of $0.001 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                                   FOR THE
                                                  SIX MONTHS
                                                    ENDED           FOR THE
                                                SEPTEMBER 30,      YEAR ENDED
                                                     1995        MARCH 31, 1995
                                                --------------   --------------
Shares sold...................................    479,004,997    1,127,097,804
Shares repurchased............................   (506,241,447 )  (1,232,605,834)
Dividends reinvested..........................      6,633,901       11,640,276
                                                --------------   --------------
Net decrease in shares outstanding............    (20,602,549 )    (93,867,754 )
                                                --------------   --------------
                                                --------------   --------------

CAPITAL CONTRIBUTION AND AFFILIATED TRANSACTIONS

Kidder Peabody Asset Management, Inc. ('KPAM') purchased certain of the Fund's variable rate securities on July 6, 1994 for an aggregate purchase price of $15,573,977. The purchases were made at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases by KPAM were made at prices above the securities' then current fair values, the Fund recorded a capital contribution from KPAM in the amount of $758,500 or $0.002 per share

PROPOSED REORGANIZATION

The Board of Directors of the Fund have approved a Plan of Reorganization and Termination (the 'Reorganization') which was submitted to and approved by the Fund's shareholders, at a special meeting held on November 10, 1995. The Reorganization occurred on November 20, 1995, when all of the Fund's assets were acquired and its liabilities were assumed by PaineWebber RMA U.S. Government

Portfolio ('RMA U.S. Government Portfolio'), a series of PaineWebber RMA Money Fund, Inc., in a tax-free reorganization. As a result of the Reorganization, the two funds' assets were combined and each of the Fund's shareholders received shares of RMA U.S. Government Portfolio having an aggregate value equal to the value of the shareholder's holdings in the Fund.

PAINEWEBBER/KIDDER, PEABODY GOVERNMENT MONEY FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                              FOR THE
                                                SIX
                                               MONTHS
                                               ENDED
                                              SEPTEMBER            FOR THE YEAR ENDED MARCH 31,
                                              30, 1995   ------------------------------------------------
                                              (UNAUDITED)   1995     1994      1993      1992      1991
                                              --------   --------  --------  --------  --------  --------
Net asset value, beginning of period......... $1.00         $1.00     $1.00     $1.00     $1.00     $1.00
                                              --------   --------  --------  --------  --------  --------
Net investment income........................ 0.03           0.04      0.03      0.03      0.05      0.07
Dividends from net investment income......... (0.03)        (0.04)    (0.03)    (0.03)    (0.05)    (0.07)
                                              --------   --------  --------  --------  --------  --------
Net asset value, end of period............... $1.00         $1.00     $1.00     $1.00     $1.00     $1.00
                                              --------   --------  --------  --------  --------  --------
                                              --------   --------  --------  --------  --------  --------
Total investment return (1)..................     2.60%      4.23%     2.54%     2.90%     4.78%     7.20%
                                              --------   --------  --------  --------  --------  --------
                                              --------   --------  --------  --------  --------  --------

Ratios/supplemental data:
Net assets, end of period (000's)............ $241,698   $262,269  $356,138  $361,278  $511,065  $638,167
Expenses to average net assets............... 0.74%*         0.72%     0.71%     0.71%     0.69%     0.69%
Net investment income to average net
 assets...................................... 5.07%*         4.07%     2.51%     2.84%     4.69%     6.88%

------------------
  * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods less than one year have not been annualized.

PAINEWEBBER/KIDDER, PEABODY GOVERNMENT MONEY FUND, INC.

--------------------------------------------------------------------------------
Shareholder Information
--------------------------------------------------------------------------------

A special meeting of shareholders of PaineWebber/Kidder, Peabody Government Money Fund, Inc. ('Fund') was held on April 13, 1995. At the meeting David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl
W. Schafer were elected as directors to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified.

The votes were as follows:

                                       SHARES                   SHARES
                                       VOTED                   WITHHOLD
                                        FOR                   AUTHORITY
                                     ----------               ----------
David J. Beaubien..................  151,078,261              5,650,160
William W. Hewitt, Jr..............  151,078,261              5,650,160
Thomas R. Jordan...................  151,078,261              5,650,160
Frank P.L. Minard..................  151,078,261              5,650,160
Carl W. Schafer....................  151,078,261              5,650,160

                                       SHARES      SHARES       SHARES
                                       VOTED       VOTED       WITHHOLD
                                        FOR       AGAINST     AUTHORITY
                                     ----------  ----------   ----------
Ratification of the selection of
  Deloitte & Touche LLP............  149,668,229 1,783,023    5,277,169

On July 20, 1995, the Board of Directors appointed Ernst & Young, LLP as the Fund's independent auditors.

In addition the following agreements were approved for the Fund:

1) An interim investment advisory agreement between the Fund and Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ('KPAM').


The votes were as follows:

                                       SHARES      SHARES       SHARES
                                       VOTED       VOTED       WITHHOLD
                                        FOR       AGAINST     AUTHORITY
                                     ----------  ----------   ----------
                                     148,412,365 2,443,251    5,872,806

PAINEWEBBER/KIDDER, PEABODY GOVERNMENT MONEY FUND, INC.

--------------------------------------------------------------------------------
Shareholder Information--(concluded)
--------------------------------------------------------------------------------

2) A new investment advisory and administration agreement between the Fund and PaineWebber Incorporated ('PaineWebber') containing the same fees and substantively similar material terms and conditions as the previous investment advisory agreement with KPAM to commence on the termination of the interim agreement.

The votes were as follows:

                                       SHARES      SHARES       SHARES
                                       VOTED       VOTED       WITHHOLD
                                        FOR       AGAINST     AUTHORITY
                                     ----------  ----------   ----------
                                     146,732,863 3,783,839    6,211,720

3) A new sub-advisory and sub-administration agreement between PaineWebber and Mitchell Hutchins to commence on the termination of the interim agreement for the Fund.

The votes were as follows:

                                       SHARES      SHARES       SHARES
                                       VOTED       VOTED       WITHHOLD
                                        FOR       AGAINST     AUTHORITY
                                     ----------  ----------   ----------
                                     147,562,466 2,579,319    6,586,636


Broker non-votes and abstentions are included within the 'Shares Withhold Authority' totals.

------------------------------------------------------

DIRECTORS

David J. Beaubien
William W. Hewitt, Jr.
Thomas R. Jordan
Frank P.L. Minard
Carl W. Schafer
------------------------------------------------------

OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Julian F. Sluyters
Vice President and Treasurer

Dennis L. McCauley
Vice President

Susan P. Messina
Vice President
------------------------------------------------------

INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019
------------------------------------------------------

SUB-ADVISER AND
SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019
------------------------------------------------------

This report is not to be used in connection with the

offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

(Copyright) 1995 PaineWebber Incorporated

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